Notes payable (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of notes payable
Notes payable consist of the following as of December 31, 2023 and 2022:

	2023	2022
Senior Secured Notes – 2026	$475,000	$475,000
Bloom Notes – 2023	—	50,000
Bloom Notes – 2024	47,500	50,000
Bloom Notes – 2025	60,000	60,000
Seller notes payable	6,567	6,728
Other notes payable	18,389	9,923
Less: Unamortized debt discount, debt premium and deferred financing fees	(19,689)	(28,981)
Total notes payable, net of unamortized debt discount/premium and deferred financing fees	587,767	622,670
Less: Current portion of notes payable	(39,478)	(51,882)
Notes payable	$548,289	$570,788

Schedule of future principal payments due under notes payable
As of December 31, 2023, future principal payments due related to the Company’s notes payable were as follows:

Fiscal year:	Amount
2024	$39,478
2025	86,232
2026	475,024
2027	17
2028	2,111
2029 and thereafter	4,594
Total future debt obligations	$607,456